As filed with the Securities and Exchange Commission on June 11, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21965

Rochdale Core Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2009

Item 1. Reports to Stockholders.

Rochdale Core Alternative Strategies
Fund LLC

Financial Statements

March 31, 2009

Rochdale Core Alternative
Strategies Fund LLC

Financial Statements

March 31, 2009

TABLE OF CONTENTS

Rochdale Core Alternative Strategies LLC	Page

Report of Independent Registered Public Accounting Firm

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-12
Financial Highlights	13

Rochdale Core Alternative Strategies Master Fund LLC

Report of Independent Registered Public Accounting Firm	Page

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-7
Notes to Financial Statements	8-16
Financial Highlights	17

Director and Officer Information
Approval of Investment Management Agreement
Additional Information

Report of Independent Registered Public Accounting Firm

The Members and
Board of Directors of
Rochdale Core Alternative
Strategies Fund LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Rochdale Core Alternative Strategies Fund LLC (the “Fund”), as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for the period July 1, 2007 (commencement of operations) to March  31, 2008 and the year ended March 31, 2009, and the financial highlights for for the period July 1, 2007 (commencement of operations) to March  31, 2008 and the year ended March 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund's Manager. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As more fully described in the notes to the financial statements, the Fund invests substantially all of its assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”). The audited financial statements of the Master Fund are attached and are an integral part of the Fund's financial statements.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2009 and the results of its operations and its cash flows for the year then ended, the statements of changes in members’ capital for the period July 1, 2007 (commencement of operations) to March 31, 2008 and the year ended March 31, 2009, and its financial highlights for the period July 1, 2007 (commencement of operations) to March 31, 2008 and year ended March 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
June 1, 2009

The Lincoln Building, 60 East 42nd Street, New York, NY 10165 212.286.2600 tel 212.286.4080 fax

Rochdale Core Alternative Strategies Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2009

ASSETS
Investment in Rochdale Core Alternative Strategies Master Fund LLC	$17,694,427
Fund investments made in advance	60,000
Receivable from Adviser	1,339
Prepaid expenses	10,407

Total Assets	17,766,173

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Contributions received in advance	60,000
Professional fees payable	18,531
Investor servicing fee payable	10,999
Accrued expenses and other liabilities	564

Total Liabilities	90,094

Total Members' Capital	$17,676,079

See notes to financial statements
2

Rochdale Core Alternative Strategies Fund LLC

Statement of Operations

Year Ended March 31, 2009

NET INVESTMENT LOSS ALLOCATED FROM ROCHDALE
CORE ALTERNATIVE STRATEGIES MASTER FUND, LLC
Interest income	$21,863
Expenses	(308,336)

Net Investment Loss Allocated	(286,473)

FUND EXPENSES
Administration fees	8,203
Registration fees	27,680
Professional fees	41,033
Investor servicing fees	46,187
Offering costs	10,221
Custody fees	1,200
Other expenses	1,336
Total Fund Expenses	135,860

Less expenses waived and reimbursed (see note 3)	(28,519)

Net Fund Expenses	107,341

Net Investment Loss	(393,814)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
ALLOCATED FROM ROCHDALE CORE ALTERNATIVE STRATEGIES
MASTER FUND, LLC
Net realized loss on investments	(519,789)
Net change in unrealized depreciation on investments	(1,405,749)

Net Realized and Unrealized Loss on Investments	(1,925,538)

Net Decrease in Members' Capital Resulting From Operations	$(2,319,352)

See notes to financial statements
3

Rochdale Core Alternative Strategies Fund LLC

Statements of Changes in Members' Capital

Period from July 1, 2007 (commencement of operations) to March 31,2008 and the Year Ended March 31, 2009

	2009	2008
FROM OPERATIONS
Net investment loss	$(393,814)	$(207,973)
Net realized loss on investments	(519,789)	(32,237)
Net change in unrealized depreciation on investments	(1,405,749)	(540,556)

Net Decrease in Members' Capital Resulting From Operations	(2,319,352)	(780,766)

INCREASE FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	1,733,197	18,943,000

Total Increase (Decrease) in Members' Capital	(586,155)	18,162,234

MEMBERS' CAPITAL
Beginning of period	18,262,234	100,000

End of period	$17,676,079	$18,262,234

See notes to financial statements
4

Rochdale Core Alternative Strategies Fund LLC

Statement of Cash Flows

Year Ended March 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting fom operations	$(2,319,352)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash from operating activities
Net change in unrealized depreciation on investments	1,405,749
Realized loss on investments	519,790
Purchases of investments in Master Fund	(2,058,197)
Sales of investments in Master Fund	325,000
Net investment loss allocated from Master Fund	286,473
Expenses paid by the Master Fund	133,119
Changes in operating assets and liabilities
Contributions received in advance	(522,522)
Investor servicing payable	(288)
Prepaid expenses	22,346
Payable to Adviser	(35,327)
Fund investments made in advance	522,522
Professional fees payable	(10,880)
Accrued expenses and other liabilities	(1,630)

Net Cash from Operating Activities	(1,733,197)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	1,733,197

Net Change in Cash and Cash Equivalents	-

CASH AND CASH EQUIVALENTS
Balance at beginning of period	-

Balance at end of period	$-

See notes to financial statements
5

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

1.            Organization

Rochdale Core Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Fund net asset value that are no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Lehman Brothers Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.  The Fund commenced investment operations on July 1, 2007.

The Fund invests substantially all of its investable assets in Rochdale Core Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund.  Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund.  The Manager is also the adviser to Rochdale Core Strategies Fund TEI, LLC, which also invests all of its investable assets with the Master Fund.  The Manager delegates sub-investment advisory responsibilities to AIG Global Investment Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.  At March 31, 2009, the Fund's beneficial ownership of the Master Fund's net assets was 35.14%.

The Fund reserves the right to reject any subscriptions for Interests in the Fund.  Generally, initial and additional subscriptions for investment (or "Member Interests") in the Fund by eligible members may be accepted at such times as the Fund may determine.
Each member must be a qualified investor and subscribe for a minimum initial investment in the Fund of $25,000. Additional investments in the Fund must be made in a minimum amount of $10,000. Brokers selling the Fund may establish higher minimum investment requirements than the Fund. The Fund from time to time may offer to repurchase members' interest in the Fund at such times and on such terms as may be determined by the Fund's Board in its complete and absolute discretion.  Fund interests must be held for 12 months to be eligible for repurchase on a semi-annual basis.

6

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Fair Value

The Fund adopted FASB Statement No. 157 Fair Value Measurements, (“SFAS 157”) as of April 1, 2008, which, among other things, defines fair value, establishes a hierarchal framework for measuring fair value and expands disclosure about fair value measurements. Adoption of SFAS 157 had no effect on the carrying value of the Fund's investment in the Master Fund.  SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that SFAS 157 had no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. SFAS 157 states that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy prioritizes the inputs used in valuation techniques and creates the following three broad levels, with Level 1 being the highest priority:

Level 1 Inputs
Level 1 inputs are exchange traded or quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. SFAS 157 requires entities to measure fair value using exchange traded or quoted market prices whenever available, unless the active market is not readily available to the entity (for example the entity holds a large block), in which case a Level 2 or Level 3 valuation methodology maybe appropriate.

Level 2 Inputs
Level 2 inputs are inputs other than exchange traded or quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly with fair value being determined through the use of models or other valuation methodologies.

Level 3 Inputs
Level 3 inputs are unobservable inputs for the asset or liability and are used to the extent that observable inputs do not exist. Level 3 inputs require significant management judgment and estimation.

7

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

Fair Value (continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For the year ended March 31, 2009 the Fund’s investment consisted entirely of an investment in the Master Fund, which is considered to be valued using Level 3 inputs.

The credit and liquidity crisis in the United States has resulted in substantial volatility in the global financial markets.  Consequently, the value of the Fund’s individual investments have and will fluctuate in response to changing market conditions.  The amount of losses, if any that will be recognized in subsequent periods, cannot be determined

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

The Fund's investment in the Master Fund represents substantially all of the Fund's assets.  All investments owned are carried at fair value which is the portion of the net asset value of the Master Fund held by the Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are an intergral part of these financial statements.

Income Recognition and Security Transactions

Interest income is recorded on an accrual basis. Investments are recorded on the effective date of the subscription in the Master Fund.  The Fund, as an investor in the Master Fund, recognizes its share of the income, realized and unrealized gains and losses of the Master Fund.

8

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

Organization Expenses

Expenses incurred by the Fund in connection with the organization were expensed as incurred.  The Manager has agreed to reimburse the Master Fund for these expenses, subject to potential recovery, see Note 3. All reimbursements are recorded by the Fund through an allocation from the Master Fund.  Also reflected in the Fund’s organizational expenses were its pro-rata share of the expenses incurred in connection with the organization of the Master Fund.

Fund Expenses

The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund.

Income Taxes

The Fund's tax year end is December 31.  The Fund intends to be treated as a partnership for Federal income tax purposes, whereby each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Effective September 30, 2007, the Fund adopted Financials Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. The Fund’s accounting policy is to provide for liabilities due to uncertain tax positions when such liability is both probable and subject to reasonable estimation.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows. As of March 31, 2009, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

9

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members.  The amount and frequency of distributions, if any, will be at the sole discretion of the Board.

Deferred Offering Costs

Offering Costs will be charged to members’ capital in proportion to the value of respective member interests sold during the offering period.

Capital Accounts

The initial seeding of the Fund occurred on January 30, 2007.  The financial statements presented "Net Asset Value per Unit" amounts to reflect the seed money contributed.  At July 1, 2007, the Commencement of Operations, the Fund revised the presentation to show only the total balances of membership interests for all members ("Members' Interests").  Net profits or net losses of the Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with each members' respective investment percentage in the Fund.  Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during each month, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

Prior to the end of each quarter and year end, the Fund receives member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of first day of the following month. The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of the first day of  the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

10

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.

3.            Commitments and Other Related Party Transactions

The Manager has contractually agreed to waive and/or reimburse the expenses of the Fund and the Master Fund, to the extent needed to limit their combined annual operating expenses to 2.25% of net assets.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.  For the year ended March 31, 2009, the Manager waived $28,519 of fees and expenses, which may be recouped by the Manager no later than March 31, 2012.

At March 31, 2009, the Manager may recapture up to $122,293 from the Fund through March 2011, and up to $28,519 through March 2012.  No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

`4.            Investor Servicing Fees

The Fund will pay a fee to RIM Securities, LLC, an affiliate of the Manager, as Distributor, to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the Fund that are their customers.  This fee will be paid quarterly and will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding member interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any  repurchase of member interests); or (ii) the Distributor’s actual payments to the Investment Service Provider

11

Rochdale Core Alternative
Strategies Fund LLC

Notes to Financial Statements

5.            Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in Investment Funds that are illiquid securities and not registered under the 1940 Act.  Such Investment Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment activities with off balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements which are attached elsewhere in this report and are an integral part of these financial statements.

6.            Investment Transactions

For the year ended March 31, 2009, the Fund's assets were invested in the Master Fund and the Fund made aggregate purchases of $2,058,197 and aggregate sales of $325,000 in the Master Fund.

12

Rochdale Core Alternative Strategies Fund LLC

Financial Highlights

Period from July 1, 2007 (commencement of operations) to March 31,2008 and the Year Ended March 31, 2009

TOTAL RETURN	2009	2008
Total Return before incentive fee	(11.68%)	(5.05%)
Incentive fee	0.00%	0.00%
Total Return after incentive fee	(11.68%)	(5.05%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$17,676	$18,262
Portfolio Turnover	19.34%	1.39%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(2.28%)	(2.86%)
Net investment loss, after waivers and reimbursements	(2.13%)	(1.80%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE
INCENTIVE FEE

Operating expenses, before waivers and reimbursements	2.40%	3.31%
Operating expenses, after waivers and reimbursements	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS, NET OF WAIVERS
AND REIMBURSEMENTS AFTER INCENTIVE FEE

Operating expenses, after waivers and reimbursements	2.25%	2.25%
Incentive fee	0.00%	0.00%
Total Operating expenses, after waivers and reimbursements after incentive fee	2.25%	2.25%

Total return is calculated for all members taken as a whole and an individual member's return may vary from these Fund returns based on the timing of capital transactions.   The total return for the 9 months ended March 31, 2008 was not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year.  The ratios of expenses to average net assets do not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all members taken as a whole.  The computation of such ratios  based on the amount of expenses assessed to an individual member's capital may vary from these ratios based on the timing of capital transactions.

See Report of Independent Registered Public Accounting Firm
13

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements

March 31, 2009

Rochdale Core Alternative Strategies
Master Fund LLC

Financial Statements

March 3 1, 2009

TABLE OF CONTENTS
Page
Report of Independent Registered Public Accounting Firm

Financial Statements
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6-7
Notes to Financial Statements	8-16
Financial Highhghts	17

Director and Officer Information
Approval of Investment Management Agreement
Additional Information

Report of Independent Registered Public Accounting Firm

The Members and
Board of Directors of
Rochdale Core Alternative Strategies
Master Fund LLC

We have audited the accompanying statement of assets, liabilities and members' capital of Rochdale Core Alternative Strategies Master Fund LLC (the “Fund”), including the schedule of investments, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for the period July 1, 2007 (commencement of operations) to March 31, 2008 and the year ended March 31, 2009, and the financial highlights for the period July 1, 2007 (commencement of operations) to March 31, 2008 and year ended March 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and investments as of March 31, 2009, by correspondence with the custodian and investment managers, respectively, or by other appropriate auditing procedures where replies from investment managers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2009 and the results of its operations and its cash flows for the year then ended, the statements of changes in members’ capital for the period July 1, 2007 (commencement of operations) to March 31, 2008 and the year ended March 31, 2009 and its financial highlights for the period July 1, 2007 (commencement of operations) to March 31, 2008 and year ended March 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
June 1, 2009

The Lincoln Building, 60 East 42nd Street, New York, NY 10165 212.286.2600 tel 212.286.4080 fax

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

March 31, 2009

ASSETS
Investments, at fair value (cost $46,308,761)	$40,760,054
Cash and cash equivalents	9,243,883
Receivable for fund investments sold	625,084
Interest receivable	3,276

Total Assets	50,632,297

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	104,981
Contributions received in advance	80,000
Accrued professional fees payable	53,158
Accrued expenses and other liabilities	35,424

Total Liabilities	273,563

Total Members' Capital	$50,358,734

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Operations

Year Ended March 31, 2009

INVESTMENT INCOME
Interest income	$61,720

EXPENSES
Management fees	652,097
Professional fees	70,842
Administration fees	108,596
Directors' fees	18,368
Custody fees	5,964
Other expenses	12,803

Total Expenses	868,670

Net Investment Loss	(806,950)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
Net realized loss from investment transactions	(1,469,526)

Net change in unrealized depreciation of investments	(4,010,544)

Net Realized and Unrealized Loss from Investments	(5,480,070)

Net Decrease in Members' Capital Resulting from Operations	$(6,287,020)

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

Period from July 1, 2007 (commencement of operations) to March 31,2008 and Year Ended March 31, 2009

	2009	2008
FROM OPERATIONS
Net investment loss	$(806,950)	$(503,316)
Net realized loss on investments	(1,469,526)	(86,230)
Net change in unrealized depreciation on investments	(4,010,544)	(1,538,464)

Net Decrease in Members' Capital Resulting From Operations	(6,287,020)	(2,128,010)

INCREASE FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' interests	7,697,792	50,875,972

Total Increase in Members' Capital	1,410,772	48,747,962

MEMBERS' CAPITAL
Beginning of period	48,947,962	200,000

End of period	$50,358,734	$48,947,962

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Statement of Cash Flows

Year Ended March 31, 2009

CASH FLOW FROM OPERATING ACTIVITIES
Net decrease in members' capital resulting from operations	$(6,287,020)
Adjustments to reconcile net decrease in members' capital
resulting from operations to net cash from operating activities
Purchases of investments	(9,250,000)
Sales of investments	9,115,182
Net change in unrealized depreciation on investments	4,010,544
Net realized loss from investments	1,469,526
Change in Operating Assets and Liabilities
Fund investments made in advance	4,000,000
Interest receivable	2,644
Receivable for fund investments sold	(625,084)
Management fees payable	3,995
Contributions received in advance	(1,849,522)
Professional fees payable	(15,731)
Accrued expense and other liabilities	(5,415)

Net Cash from Operating Activities	569,119

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions	7,697,792

Net Change in Cash and Cash Equivalents	8,266,911

CASH AND CASH EQUIVALENTS
Beginning of period	976,972

End of period	$9,243,883

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments

March 31, 2009

	Percentage of			Redemptions
Investment Funds:	Members' Capital	Cost	Fair Value	Permitted
Controlled Risk/Relative Value:

Blackthorn Partners, LP	4.58%	$2,000,000	$2,307,280	Quarterly
FrontPoint Utility and Energy Fund, LP	2.59	1,500,000	1,304,612	Quarterly
Ionic Capital LLC	4.82	2,000,000	2,424,769	Quarterly
Loomis Sayles Consumer Discretionary Hedge Fund, LP	2.57	1,350,000	1,294,326	Monthly
Polygon Global Opportunities Fund LP	1.92	2,200,000	966,259	Semi-Annual
Stark Investments Limited Partnership	3.44	2,550,000	1,732,714	Annual
SuttonBrook Capital Partners LP	4.59	2,450,000	2,311,335	Quarterly
	24.51	14,050,000	12,341,295

Equity (Long/Short):

AlphaGen RhoCas Fund Ltd.	3.02	1,750,000	1,521,397	Monthly
Clovis Capital Partners Institutional, LP	3.43	2,075,000	1,725,399	Quarterly
Galleon Diversified Fund, Ltd.	3.97	2,075,000	2,001,073	Quarterly
Hunter Global Investors Fund I, LP	4.17	2,075,000	2,098,525	Quarterly
Loch Capital Fund I LP	3.54	1,610,000	1,784,549	Quarterly
Seligman Health Spectrum Plus Fund LLC	3.23	1,750,000	1,627,552	Monthly
SLS Investors, LP	0.92	920,895	462,466	Quarterly
	22.28	12,255,895	11,220,961

Event Driven:

Bennelong Asia Pacific Multi Strategy Equity Fund, LP	2.82	1,400,000	1,421,983	Monthly
Brencourt Multi Strategy, LP	3.44	2,225,000	1,729,725	Quarterly
Brigade Leveraged Capital Structures Fund LP	4.10	2,300,000	2,064,661	Quarterly
Castlerigg Partners LP	2.89	2,225,000	1,454,473	Quarterly
GoldenTree High Yield Partners, LP	2.63	2,150,000	1,326,078	Quarterly
King Street Capital, LP	5.41	2,475,000	2,724,644	Quarterly
Satellite Fund II, LP	2.52	2,050,000	1,266,527	Annual
	23.81	14,825,000	11,988,091

Macro:

Auriel Global Macro Fund LP	1.13	750,000	568,926	Monthly
Boronia Diversified Fund (U.S.) LP	1.57	750,000	789,682	Monthly
Camcap Resources LP	0.73	750,000	368,336	Quarterly
Caxton Global Investments (USA) LLC	0.13	67,866	67,380	Annual
Dynamic Domestic Fund, LP	1.63	750,000	820,402	Monthly
Robeco Transtrend Diversified Fund LLC	2.26	1,000,000	1,139,799	Monthly
Sunrise Commodities Fund LP	2.89	1,110,000	1,455,182	Monthly
	10.34	5,177,866	5,209,707

Total Investments	80.94%	$46,308,761	$40,760,054

Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuations issues or market conditions.  Redemptions are currently suspended for Polygon Global Opportunities Fund LP, Castlerigg Partners LP, Satellite Fund II L.P., and GoldenTree High Yield Partners L.P., as the funds are in the process of being liquidated or restructured.

Special Investments have been established for SLS Investors LP, Caxton Global Investments (USA) LLC, Camcap Resources LP, Brencourt Multi Strategy LP, and King Street Capital LP and are long-term, illiquid and flow through to the investors on an as realized basis.

See notes to financial statements

Rochdale Core Alternative Strategies Master Fund LLC

Schedule of Investments (continued)

March 31, 2009

Strategy Allocation Breakdown
(as a % of total investments)

See notes to financial statements

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

1.            Organization

Rochdale Core Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management Investment Company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006 and serves as a master fund in a master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is a registered investment company under the Investment Company Act of 1940.

Rochdale Investment Management LLC (the “Manager”, "Adviser" or “Rochdale”) is the investment adviser to the Master Fund. The Manager delegates sub-investment advisory responsibilities to AIG Global Investment Corp. (the “Sub-Adviser”) with respect to the Master Fund.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds (“Hedge Funds" or "Investment Funds”), that pursue a variety of “absolute return” investment strategies. “Absolute return” refers to a broad class of investment strategies that attempt to consistently generate positive returns regardless of market conditions.

The Fund’s investment objective is to seek long-term growth of principal across varying market conditions with low volatility. “Low volatility” in this objective means the past monthly net asset value fluctuations of the Fund’s net asset value that is no greater than the rolling 10-year annualized standard deviation of the monthly ups and downs of the higher of: (1) the return of the Lehman Brothers Aggregate Bond Index plus 3% or (2) half of the return of the Standard & Poor’s 500-stock Index.  Fund investments generally fall within the following broadly defined investment fund strategies: equity, event driven, macro and controlled risk/relative value.

2.            Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

Fair Value

The Fund adopted FASB Statement No. 157 Fair Value Measurements, (“SFAS 157”) as of April 1, 2008, which, among other things, defines fair value, establishes a hierarchal framework for measuring fair value and expands disclosure about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. SFAS 157 states that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy prioritizes the inputs used in valuation techniques and creates the following three broad levels, with Level 1 being the highest priority:

Level 1 Inputs
Level 1 inputs are exchange traded or quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. SFAS 157 requires entities to measure fair value using exchange traded or quoted market prices whenever available, unless the active market is not readily available to the entity (for example the entity holds a large block), in which case a Level 2 or Level 3 valuation methodology maybe appropriate.

Level 2 Inputs
Level 2 inputs are inputs other than exchange traded or quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly with fair value being determined through the use of models or other valuation methodologies.

Level 3 Inputs
Level 3 inputs are unobservable inputs for the asset or liability and are used to the extent that observable inputs do not exist. Level 3 inputs require significant management judgment and estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements
2.            Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments at fair value.

In accordance with these procedures, the fair value of investments, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation.

As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis, or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

Portfolio Valuation (Continued)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments can affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.

Income Recognition and Security Transactions

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.  Investments are recorded on the effective date of the subscription in the Investment Fund.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Fund tax year end is December 31.  The Master Fund is treated as a partnership for Federal income tax purposes.  Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

2.            Significant Accounting Policies (continued)

New Accounting Policies

Effective September 30, 2007, the Master Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. The Master Fund’s accounting policy is to provide for liabilities due to uncertain tax positions when such liability is both probable and subject to reasonable estimation.  Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect its liquidity or future cash flows.  As of March 31, 2009, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

Deferred Offering Costs

Offering Costs will be charged to members’ capital in proportion to the respective value of member's interest sold during the offering period.

Capital Accounts

The initial seeding of the Master Fund occurred on January 30, 2007.  The financial statements presented "Net Asset Value per Unit" amounts to reflect the seed money contributed.  At July 1, 2007, the Commencement of Operations, the Master Fund revised the presentation to show only the total balances of membership interests for all members ("Members' Interests").  Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

Prior to the end of each quarter and year end, the Master Fund receives member contributions with an effective subscription date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of first day of the following month.  These amounts are reported as "Contributions received in advance" and "Investments made in advance", respectively.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

3.            Fair Value Disclosures

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Investments in Partnerships

As of March 31, 2009 all investments held were Level 3 inputs as per FAS No. 157.  The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended March 31, 2009:

Alternative
Investments

Balance, beginning of year	$46,105,306

Realized gain (loss)	(1,469,526)
Change in unrealized appreciation (depreciation)	(4,010,544)
Net purchases (sales/paydowns)	134,818

Balance, end of year	$40,760,054

The credit and liquidity crisis in the United States has resulted in substantial volatility in the global financial markets.  Consequently, the value of the Fund’s individual investments have and will fluctuate in response to changing market conditions.  The amount of losses, if any that will be recognized in subsequent periods, cannot be determined.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

4.            Commitments and Other Related Party Transactions

Management and Incentive Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), Rochdale Investment Management LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Manager for the Master Fund.  The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing these services.

The Manager entered into a sub-investment management agreement with AIG Global Investment Corp. (the “Sub-Adviser”).  The Sub-Adviser has investment discretion to manage the assets of the Master Fund and is responsible for identifying prospective Hedge Funds, performing due diligence and review of those Hedge Funds and their Hedge Fund Managers, selecting Hedge Funds, allocating and reallocating the Master Fund’s assets among Hedge Funds, and providing risk management services, subject to the general supervision of the Manager.

The investment management fee is shared by the Manager and the Sub-Adviser. The Master Fund will pay the Manager an investment management fee at an annual rate equal to 1.25% of the Master Fund’s month-end net assets, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of member interests. The investment management fee is accrued monthly. The investment management fee will be paid to the Manager out of the Master Fund’s assets. The Manager will pay a fee to the Sub-Adviser at a rate equal to 60% of the amount of the fee earned by the Manager pursuant to the Investment Management Agreement.

The Sub-Adviser is entitled to receive a performance-based incentive fee equal to 10% of the net profits(taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the non-cumulative “Preferred Return,” subject to reduction of that excess for prior losses that have not been previously offset against net profits (the “Incentive Fee”). The Incentive Fee will be accrued monthly and is generally payable annually. The Preferred Return is an annual return equal to the 3-year Treasury constant maturity rate as reported by the Board of Governors of the Federal Reserve System as of the last business day of the prior calendar year plus 2%.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

4.            Commitments and Other Related Party Transactions (continued)

Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Master Fund’s expenses to the extent needed to limit the Master Fund’s annual operating expenses combined with the annual operating expenses of Rochdale Core Alternative Strategies Fund LLC or Rochdale Core Alternative Strategies Fund TEI LLC (the “Feeder Funds”) to 2.25% of net assets for each feeder fund.  To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time these payments are proposed.

5.            Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Investment Funds whereby the Investment Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuations issues or market conditions.  Redemptions are currently restricted for certain Investment Funds, as noted in the Schedule of Investments.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

Rochdale Core Alternative Strategies
Master Fund LLC

Notes to Financial Statements

6.           Investment Transactions

For the year ended March 31, 2009, the aggregate purchases (excluding short-term securities) were $9,250,000 and sales of investments were $9,115,182.

Rochdale Core Alternative Strategies Master Fund LLC

Financial Highlights

Period from July 1, 2007 (commencement of operations) to March 31,2008 and Year Ended March 31, 2009
	2009	2008
TOTAL RETURN - NET	(11.14%)	(5.01%)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period (000's)	$50,359	$48,948
Portfolio Turnover	19.34%	1.39%

Ratio of Net Investment Loss to Average Net Assets	(1.55%)	(1.57%)

Ratio of Expenses to Average Nets Assets	1.67%	1.86%

Total return is calculated for all members taken as a whole and an individual member's return may vary from these Fund returns based on the timing of capital transactions.  The total return for the 9 months ended March 31, 2008 was not annualized.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods shown above.  The ratios of net investment loss to average net assets and ratios of expenses to average net assets are annualized for periods of less than one year.  The ratios of expenses to average net assets do  not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual member's capital may vary from these ratios based on the timing of capital transactions.

See Report of Independent Registered Public Accounting Firm

DIRECTOR AND OFFICER INFORMATION

The Directors of the Fund, who were elected for an indefinite term by the initial shareholders of the Fund, are responsible for the overall management of the Fund, including, general supervision and review of the investment activities of the Fund.  The Directors,  in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund.  The current Directors and Officers,  their affiliations and principal occupations for the past five years are set forth below.  The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 1-866-209-1967.

Interested Directors and Officers
		Term of		Number of	Other
	Position(s)	Office and		Funds in Fund	Directorships
	Held with	Length of	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Time Served	During the Past Five Years	by Director	Director
Carl Acebes	Chairman and	Since 2007	Chairman and Chief	1	*
570 Lexington Avenue	Director		Investment Officer of
New York, NY 10022			Rochdale Investment
Age: 62			Management

Garrett R. D'Alessandro	President and	Since 2007	President, Chief Executive	N/A	N/A
570 Lexington Avenue	Secretary		Officer and Director of
New York, NY 10022			Research of Rochdale
Age: 51			Investment Management

Edmund Towers	Treasurer	Since 2007	Chief Financial Officer,	N/A	N/A
570 Lexington Avenue			Rochdale Investment
New York, NY 10022			Management LLC since July 2005;
Age: 51			Chief Financial Officer,
Daiwa Securities America
Inc. December 1986 to June
2005

Kurt Hawkesworth	Chief	Since 2007	Senior Executive Vice President	N/A	N/A
570 Lexington Avenue	Compliance		General Counsel, Rochdale
New York, NY 10022	Officer		Investment Management
Age: 37
Independent Directors
		Term of		Number of	Other
	Position(s)	Office and		Funds in Fund	Directorships
	Held with	Length of	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Time Served	During the Past Five Years	by Director	Director
Maxime C. Baretge	Director	Since 2007	President, P.A. Pommares	1	*
570 Lexington Avenue			Agencies, S.A. (luxury goods
New York, NY 10022			distribution)
Age: 68

Jerry Roland	Director	Since 2007	Retired; Previously was a	1	*
570 Lexington Avenue			Consultant, Credit Suisse-
New York, NY 10022			First Boston (securities and
Age: 72			investment banking)

Thomas J. Volpe	Director	Since 2007	Consultant, Babcock &	1	e-Smart
570 Lexington Avenue			Brown, 2001 to present;		Technologies
New York, NY 10022			Senior Vice President		Inc.;*
Age: 73			Financial Operations, The
Interpublic Group of
Companies Inc., 1986 to 2001

*	Rochdale Investment Trust, Rochdale Core Alternative Strategies Fund TEI LLC, Rochdale Core Alternative Strategies Fund LLC

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a quarterly meeting held on December 10, 2008, the Directors of the Master Fund, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve the investment advisory agreement and sub-advisory agreements.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities that attach to that process under the Investment Company Act and state law.  The Independent Directors considered the terms of these agreements, including the structure of the compensation arrangements contemplated, and the resources and experience of the proposed counterparties (i.e., Rochdale Investment Management, LLC (the "Adviser") and AIG Global Investment Corp. (the "Sub-Adviser") and the individuals at those organizations dedicated to the business of the Company.  The Board concluded that the overall quality of the services provided by the Adviser to the Funds is satisfactory and continues to support the Board's original selection of the Adviser.  The Board also considered the experience and capabilities of the Adviser's management and investment professionals as well as the fact that the Funds serve as vehicles for implementing asset allocation strategies for the substantial portion of the Funds' shareholders who are also advisory clients of Rochdale.

The Independent Directors also considered the experience and resources of the Sub-Adviser as well as the favorable relative performance of the Funds since their inception and the Sub-Adviser's favorable long-term track record with similar investment products.  The Independent Directors reviewed fee information for a variety of investment funds similar in structure to the Company.  The Board then discussed the government's bailout of American International Group, Inc. ("AIG"), AIG being the parent company of the Sub-Adviser and determined based on guidance provided by Fund counsel that the government's investment in AIG did not constitute a change in control of the Sub-Adviser requiring consent by the Members of the Funds.  Fund counsel further indicated that a transfer by the government of its interest in AIG, or a transfer by AIG of its interest in the Sub-Adviser, would require that the Funds re-visit the control issue, and determine at that time whether consent by the Members would be required.

Among other things, the Independent Directors determined that the advisory and sub-advisory fees as well as the Feeder Funds' expense ratios were competitive to the peer group funds.  The potential for lock-ups of Members' investments was discussed.  The Independent Directors evaluated the advisory fee and found it to be reasonable, as well as the overall expense ratios of the Funds.  The Board concluded that, in light of the increased expenses associated with the management of the Funds and the financial commitment made by the Adviser to its investment advisory business, the rate at which the Adviser is compensated for its services is reasonable and that since the Funds are still in the investment phase, they are not currently very profitable to the Adviser.

The Board considered information about economies of scale, the Adviser's financial interest in the renewal of the Advisory Agreement and any fallout benefits that might be derived from the Adviser's contractual arrangements with the Funds.  No single factor reviewed by the Board was identified as being a determining factor in their collective decision to renew the Advisory Agreement and the Board did not necessarily place the same level of importance on the various factors taken into consideration during the Directors' deliberations.  Overall, the Board concluded that continuation of the Advisory Agreement would be in the best interest of the Funds and consistent with the expectations of their Members.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-209-1967.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Thomas J. Volpe is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2009	FYE 3/31/2008
Audit Fees	$14,922	$43,041
Audit-Related Fees	$0	$0
Tax Fees	$3,328	$17,959
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	$3,328	$17,959
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of March 31, 2009:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Chairman and Director	Dec ’06 – Present	Founder and Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firms day to day investment management and research work.
Garrett R. D’Alessandro	President and Secretary	Dec ’06 – Present	President, CEO and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

Robert Discolo	None (Managing Director of Sub-Adviser)	Dec ’06 – Present	Managing Director, Alternative Investments and Head of the Hedge Fund Strategy Group of the Sub-Adviser.	Individual oversees selection of Hedge Funds for the Master Fund’s Portfolio.
Eileen Casey	None (Managing Director of Sub-Adviser)	Dec ’06 – Present	Managing Director and Head of Hedge Fund Research, Head of Fund Strategies Group of the Sub-Adviser.	Individual responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments.
Vinti Khanna	None (Managing Director of Sub-Adviser)	Dec ’06 – Present	Managing Director, Hedge Fund Strategies Group and Assistant Director of Hedge Fund Research of Sub-Adviser.	Individual responsible for manager research, portfolio monitoring and structuring and making investment recommendations.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	6, $175 million	$0	9, $228 million	85, $33 million
Garrett R. D’Alessandro	6, $175 million	$0	9, $228 million	176, $243 million

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Master Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had day-to-day responsibilities as of March 31, 2009. Please note that two Registered Investment Companies and twenty five Other Pooled Investments accounts are subject to performance-based fees (*).

		No. of Accounts	Market Value
Robert Discolo	RIC	2	$81,589,747
	performance fee*	2	$81,589,747
	OPI*	29	$2,898,266,912
	performance fee*	25	$2,689,917,176
	OA	6	$2,044,207,694
Eileen Casey	RIC	2	$81,589,747
	performance fee*	2	$81,589,747
	OPI*	29	$2,898,266,912
	performance fee*	25	$2,689,917,176
	OA	6	$2,044,207,694
Vinti Khanna	RIC	2	$81,589,747
	performance fee*	2	$81,589,747
	OPI*	29	$2,898,266,912
	performance fee*	25	$2,689,917,176
	OA	6	$2,044,207,694

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. Acebes owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Sub-Adviser Compensation Disclosure

Compensation for AIGGIG portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager’s individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager’s funds; (2) 20% is based on AIGGIC’s profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

CONFLICTS OF INTEREST

THE MANAGER, SUB-ADVISER AND THEIR AFFILIATES

The Manager, Sub-Adviser and their affiliates and their directors, officers,  employees or the independent members of the Sub-Adviser’s Asset and Strategy Allocation Committee (collectively, the “Advisory Affiliates”) carry on substantial investment activities for their own accounts and for, hedge funds, mutual funds, institutions, and individual clients (collectively, “Advisory Clients”). The Master Fund has no interest in these activities. The Manager, Sub-Adviser and their Advisory Affiliates will be engaged in substantial activities other than on behalf of the Master Fund and may have conflicts of interest (1) in allocating their time and activity between The Master Fund and such other activities and (2) in allocating investments among the Advisory Clients.

The Manager, the Sub-Adviser or another Advisory Affiliate may determine that an investment opportunity in a particular Hedge Fund is appropriate for an Advisory Client or for itself, but the Manager or the Sub-Adviser may determine that such investment opportunity is not appropriate for the Master Fund. Situations also may arise in which Advisory Affiliates or Advisory Clients have made investments that would have been suitable for investment by the Master Fund but, for various reasons, were not pursued by, or available to, the Master Fund. The investment activities of the Advisory Affiliates may disadvantage the Master Fund in certain situations if, among other reasons, the investment activities limit the Master Fund’s ability to invest in a particular investment vehicle or investment.

The Advisory Affiliates or Advisory Clients may have an interest in an account managed by, or enter into relationships with, a Hedge Fund Manager or its affiliates on terms, including fees and expenses, that are different than an interest in the Master Fund. The Manager, the Sub-Adviser and Advisory Affiliates may own securities of issuers that are also held by the Hedge Funds or by the Master Fund. However, in making investment decisions for the Master Fund, the Manager and the Sub-Adviser do not obtain or use material inside information acquired by any Advisory Affiliates in the course of purchasing such securities.

The Manager is a privately held business and does not directly engage in administration and custody businesses with any Hedge Fund. In view of this, the Manager is of the opinion that it has fewer conflicts of interest within the Hedge Fund community and thus it is able to be relatively unbiased in supervising the Sub-Adviser’s selecting from a large pool of Hedge Funds.

Sub-Adviser Conflicts of Interest Disclosure

AIG Global Investment Corp. (“AIGGIC”) aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Master Fund and other accounts it manages and compliance with AIGGIC’s Code of Ethics. Furthermore, AIGGIC’s management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Core Alternative Strategies Fund LLC

By (Signature and Title)*    /s/ Garrett R. D’Alessandro
                                                                      Garrett R. D’Alessandro, President

Date    6/11/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Garrett R. D’Alessandro
                                                                      Garrett R. D’Alessandro, President

Date    6/11/09

By (Signature and Title)*    /s/ Edmund Towers
                                                                      Edmund Towers, Treasurer

Date    6/11/09